SIGNIFICANT ACCOUNTING POLICIES - Adoption of ASC 606 (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Contract assets and service fees receivable, net	¥ 294,373			¥ 1,238,077
Service fees receivable, net	2,481			60,997
Deferred tax assets	20,301	$ 22,571		94,598	¥ 38,841	¥ 157,138
LIABILITIES
Accrued expenses and other current liabilities	1,622,610			2,145,689	1,611,029
Deferred tax liabilities	54,710	44,478		187,183		309,646
SHAREHOLDERS' EQUITY:
Retained earnings	(241,009)	536,413		1,591,896	(450,551)	¥ 3,734,397
Revenues		1,523,099	¥ 10,603,507	7,596,896	5,582,189
Provision for credit losses of contract assets and service fees receivable		(18,023)	(125,471)	(38,254)
Total operating cost		(805,742)	(5,609,411)	(4,584,956)	(4,262,097)
(Loss)/income before income tax expense		388,766	2,706,511	2,109,528	474,579
Income tax benefit/(expense)		(59,174)	(411,959)	(132,222)	(234,227)
Net income		329,592	2,294,552	1,977,306	240,352
Financial services income
SHAREHOLDERS' EQUITY:
Revenues		973,120	6,774,666	4,996,302	3,015,256
Interest and financial services income
SHAREHOLDERS' EQUITY:
Revenues		163,001	1,134,779	2,742,643	2,443,761
Loan facilitation and servicing fees
SHAREHOLDERS' EQUITY:
Revenues		$ 808,389	¥ 5,627,842	2,075,817	¥ 378,892
ASC 606
Effect of adoption of ASC 606
Cumulative effect recognized on opening balances of retained earnings	209,500
ASC 606 | Interest and financial services income
SHAREHOLDERS' EQUITY:
Revenues				9,900
ASC 606 | Amounts without the adoption of ASC 606
ASSETS
Contract assets and service fees receivable, net				132,079
Deferred tax assets				102,737
LIABILITIES
Accrued expenses and other current liabilities				2,110,354
SHAREHOLDERS' EQUITY:
Retained earnings				716,555
Revenues				6,770,771
Total operating cost				(4,546,702)
(Loss)/income before income tax expense				1,321,657
Income tax benefit/(expense)				(10,150)
Net income				1,311,507
ASC 606 | Amounts without the adoption of ASC 606 | Interest and financial services income
SHAREHOLDERS' EQUITY:
Revenues				2,732,764
ASC 606 | Amounts without the adoption of ASC 606 | Loan facilitation and servicing fees
SHAREHOLDERS' EQUITY:
Revenues				1,259,571
ASC 606 | Effect of change
ASSETS
Contract assets and service fees receivable, net	294,373			1,105,998
Deferred tax assets	(18,540)			(8,139)
LIABILITIES
Accrued expenses and other current liabilities	11,581			35,335
Deferred tax liabilities	54,710			187,183
SHAREHOLDERS' EQUITY:
Retained earnings	¥ 209,542			875,341
Revenues				826,125
Provision for credit losses of contract assets and service fees receivable				(38,254)
Total operating cost				(38,254)
(Loss)/income before income tax expense				787,871
Income tax benefit/(expense)				(122,072)
Net income				665,799
ASC 606 | Effect of change | Interest and financial services income
SHAREHOLDERS' EQUITY:
Revenues				9,879
ASC 606 | Effect of change | Loan facilitation and servicing fees
SHAREHOLDERS' EQUITY:
Revenues				¥ 816,246